Document and Entity Information	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity Central Index Key	0001703647
Entity File Number	001-39062
Entity Registrant Name	Korro Bio, Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-2324450
Entity Address Address Line One	60 First Street
Entity Address, Address Line Two	2nd floor
Entity Address, Address Line Three	Suite 250
Entity Address City Or Town	Cambridge
Entity Address Postal Zip Code	02141
Entity Address State Or Province	MA
City Area Code	617
Local Phone Number	468-1999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	KRRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false